Emoluments of Directors and Supervisors	12 Months Ended
Dec. 31, 2020
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Emoluments of Directors and Supervisors
11	EMOLUMENTS OF DIRECTORS AND SUPERVISORS
Details of the emoluments of directors and supervisors for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020				2019	2018
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairmen:
Mr. Dai Houliang (i)	—	—	—	—	—	—
Mr. Wang Yilin (i)	—	—	—	—	—	—

Vice chairmen:
Mr Li Fanrong (i)	—	—	—	—	—	—
Mr. Zhang Wei (ii)	—	—	—	—	—	—
Mr. Zhang Jianhua (iii)	—	—	—	—	—	633
Mr. Wang Dongjin (iv)	—	—	—	—	—	409

Executive directors:
Mr Duan Liangwei (v)	—	609	126	735	—	—
Mr. Hou Qijun (vi)	—	—	—	—	983	888

	—	609	126	735	983	1,930

Non-executive directors:
Mr. Yu Baocai (vii)	—	—	—	—	—	—
Mr. Liu Yuezhen	—	—	—	—	—	—
Mr. Liu Hongbin (viii)	—	—	—	—	—	—
Mr. Jiao Fangzheng (ix)	—	—	—	—	—	—
Mr. Huang Yongzhang (x)	—	—	—	—	—	—
Mr. Qin Weizhong (xi)	—	—	—	—	—	—
Mr. Lin Boqiang (xii)	388	—	—	388	386	365
Mr. Zhang Biyi (xii)	398	—	—	398	386	399
Ms. Elsie Leung Oi-sie	331	—	—	331	319	334
Mr. Tokuchi Tatsuhito	331	—	—	331	351	334
Mr. Simon Henry	320	—	—	320	340	340
Mr Cai Jinyong (xii)	—	—	—	—	—	—
Mr Jiang Xiaoming (xii)	—	—	—	—	—	—

	1,768	—	—	1,768	1,782	1,772

Supervisors:
Mr. Lv Bo (xiii)	—	—	—	—	—	—
Mr. Xu Wenrong (xiii)	—	—	—	—	—	—
Mr. Zhang Fengshan	—	—	—	—	—	—
Mr. Jiang Lifu	—	—	—	—	—	—
Mr. Lu Yaozhong	—	—	—	—	—	—
Mr. Wang Liang	—	—	—	—	—	—
Mr. Fu Suotang	—	1,281	86	1,367	1,155	967
Mr. Li Jiamin	—	911	95	1,006	978	850
Mr. Liu Xianhua	—	900	111	1,011	845	743
Mr. Li Wendong	—	1,094	99	1,193	1,067	960

	—	4,186	391	4,577	4,045	3,520

	1,768	4,795	517	7,080	6,810	7,222

(i)	Mr. Wang Yilin ceased being the chairman from January 19, 2020. Mr. Dai Houliang was elected as the chairman and Mr Li Fanrong was elected as the vice chariman from March 25, 2020.
(ii)	Mr. Zhang Wei was elected as the non-executive director and vice chairman from June 13, 2019 and ceased being the non-executive director and vice chairman from December 9, 2019.
(iii)	Mr. Zhang Jianhua was appointed as executive director and president from June 5, 2018 and ceased being the executive director and president from November 14, 2018.
(iv)	Mr. Wang Dongjin ceased being the executive director and president from April 2, 2018.
(v)	Mr. Duan liangwei was appointed as the president and executive director from March 9, 2020.
(vi)	Mr. Hou Qijun was appointed as the president from March 21, 2019 and ceased being the executive director and president from December 9, 2019.
(vii)	Mr. Yu Baocai ceased being the non-executive director from June 7, 2018.
(viii)	Mr. Liu Hongbin ceased being the non-executive director from December 3, 2019.
(ix)	Mr. Jiao Fangzheng was elected as the non-executive director from June 13, 2019
(x)	Mr. Huang Yongzhang was elected as the non-executive director from September 28, 2020
(xi)	Mr. Qin Weizhong ceased being the non-executive director from April 15, 2019.
(xii)
Mr. Cai Jinyong and Mr Jiang Xiaoming was elected as independent non-executive
director from June 11, 2020, and began to perform their duties.The remuneration has not been paid at the end of December 31, 2020. Mr Zhang Biyi and Mr Lin Boqiang ceased being the independent non-executive
director from December 31, 2020.

(xiii)
Mr. Xu Wenrong ceased being the Chairman of Supervisory Committee and supervisor and Mr Lv Bo ceased being the non-executive
director from October 20, 2020. Mr Lv Bo was elected as the Chairman of Supervisory Committee and supervisor from November 5, 2020.

(xiv)	The emoluments above are all pre-tax amounts.
None of the directors and supervisors has waived their remuneration during the year ended December 31, 2020. (2019: None of the directors and supervisors has waived their remuneration. 2018: None of the directors and supervisors has waived their remuneration)
The five highest paid individuals in the Company for the year ended December 31, 2020 include one supervisor whose emolument are reflected in the analysis shown above and the note; and four senior management
s
whose allowances and other benefits was RMB 1.550, RMB 1.310, RMB 1.292 and RMB 1.270, respectively, and whose contribution to retirement benefit scheme was RMB 0.116, RMB 0.116, RMB 0.116 and RMB 0.116, respectively.

The five highest paid individuals in the Company for the year ended December 31, 2019 include three supervisors and one director whose emoluments are reflected in the analysis shown above and the note; and one senior management whose allowances and other benefits was RMB 0.940, and whose contribution to retirement benefit scheme was RMB 0.161.
The five highest paid individuals in the Company for the year ended December 31, 2018 include one supervisor whose emoluments are reflected in the analysis shown above and the note; and four senior managements whose allowances and other benefits were RMB 0.912, RMB 0.899, RMB 0.866 and RMB 0.847, respectively, and whose contribution to retirement benefit scheme were RMB 0.148, RMB 0.148, RMB 0.148 and RMB 0.148, respectively.
During 2020, 2019 and 2018, the Company did not incur any severance payment to any director for loss of office or any payment as inducement to any director to join the Company.